Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenues:
Total revenues	$ 581,977	$ 533,732
Cost of revenues:
Total cost of revenues	116,592	104,249
Gross profit	465,385	429,483
Operating expenses:
Research and development	139,570	136,617
Selling and marketing	107,551	111,889
General and administrative	85,275	71,415
Amortization of purchased intangibles	10,984	10,402
Expenses associated with initial public offering	26,130	0
Total operating expenses	369,510	330,323
Income from operations	95,875	99,160
Interest expense, net	(4,450)	(6,503)
Other income (expense), net	6,756	(14,053)
Income before income taxes	98,181	78,604
Provision for income taxes	(22,145)	(11,759)
Loss from investment accounted for using the equity method, net of tax	(1,447)	0
Net income	74,589	66,845
Less: Net income attributable to participating securities	(4)	(10)
Net income attributable to Class A and Class B common stockholders	$ 74,585	$ 66,835
Per share information:
Net income per share, basic (USD per share)	$ 0.26	$ 0.23
Net income per share, diluted (USD per share)	$ 0.25	$ 0.23
Weighted average shares outstanding, basic (in shares)	287,063,892	286,024,263
Weighted average shares outstanding, diluted (in shares)	297,251,349	294,586,354
Subscriptions and licenses
Revenues:
Total revenues	$ 537,031	$ 483,593
Cost of revenues:
Total cost of revenues	66,466	48,201
Subscriptions
Revenues:
Total revenues	501,011	445,338
Perpetual licenses
Revenues:
Total revenues	36,020	38,255
Services
Revenues:
Total revenues	44,946	50,139
Cost of revenues:
Total cost of revenues	$ 50,126	$ 56,048